As filed with the United States Securities and Exchange Commission on August 30, 2013
1933 Act Registration No. 033-19338
1940 Act Registration No. 811-05426

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 133	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 134	☑

(Check appropriate box or boxes.)
AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046-1173

(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (713) 626-1919
John M. Zerr, Esquire
11 Greenway Plaza, Suite 1000, Houston, Texas 77046
(Name and Address of Agent of Service)
Copy to:

Peter Davidson, Esquire	E. Carolan Berkley, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens & Young, LLP
11 Greenway Plaza, Suite 1000	2005 Market Street, Suite 2600
Houston, Texas 77046	Philadelphia, Pennsylvania 19103-7018

Approximate Date of Proposed Public Offering:	As soon as practicable after the effective date of this Amendment.
It is proposed that this filing will become effective (check appropriate box)

☑	immediately upon filing pursuant to paragraph (b)

☐	on [date], pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on [date] pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on [date] pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES
          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 30th day of August, 2013.

Registrant:	AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
By:	/s/ Philip A. Taylor
Philip A. Taylor, President
     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Philip A. Taylor (Philip A. Taylor)	Trustee & President (Principal Executive Officer)	August 30, 2013

/s/ David C. Arch* (David C. Arch)	Trustee	August 30, 2013

/s/ Frank S. Bayley* (Frank S. Bayley)	Trustee	August 30, 2013

/s/ James T. Bunch* (James T. Bunch)	Trustee	August 30, 2013

/s/ Bruce L. Crockett* (Bruce L. Crockett)	Chair & Trustee	August 30, 2013

/s/ Rodney Dammeyer* (Rodney Dammeyer)	Trustee	August 30, 2013

/s/ Albert R. Dowden* (Albert R. Dowden)	Trustee	August 30, 2013

/s/ Jack M. Fields* (Jack M. Fields)	Trustee	August 30, 2013

/s/ Martin L. Flanagan* (Martin L. Flanagan)	Trustee	August 30, 2013

/s/ Prema Mathai-Davis* (Prema Mathai-Davis)	Trustee	August 30, 2013

/s/ Larry Soll* (Larry Soll)	Trustee	August 30, 2013

SIGNATURES	TITLE	DATE

/s/ Hugo F. Sonnenschein* (Hugo F. Sonnenschein)	Trustee	August 30, 2013

/s/ Raymond Stickel, Jr.* (Raymond Stickel, Jr.)	Trustee	August 30, 2013

/s/ Wayne W. Whalen* (Wayne W. Whalen)	Trustee	August 30, 2013

/s/ Sheri Morris (Sheri Morris)	Vice President & Treasurer (Principal Financial and Accounting Officer)	August 30, 2013

*By	/s/ Philip A. Taylor Philip A. Taylor Attorney-in-Fact

*	Philip A. Taylor, pursuant to powers of attorney dated November 30, 2010, filed in Registrant’s Post-Effective Amendment No. 106 on December 22, 2010.

Exhibit Index

XBRL Instance Document	Ex-101.ins
XBRL Taxonomy Extension Schema Document	Ex-101.sch
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal
XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre
XBRL Taxonomy Extension Definition Linkbase	Ex-101.def